Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Communication Services: 5.9%
21,081	Activision Blizzard, Inc.	$ 1,760,685	0 .8
89,838	AT&T, Inc.	2,678,071	1.3
135,485	CenturyLink, Inc.	1,456,464	0.7
44,793	Comcast Corp. – Class A	2,007,174	1.0
16,653	Omnicom Group	900,761	0.4
28,331	Telephone & Data Systems, Inc.	655,296	0.3
49,741	Verizon Communications, Inc.	2,948,149	1.4
		12,406,600	5.9

	Consumer Discretionary: 5.3%
8,125	Dollar General Corp.	1,640,275	0.8
28,430	eBay, Inc.	1,557,396	0.7
7,374	Garmin Ltd.	764,020	0.3
43,967	Gentex Corp.	1,189,307	0.6
1,452	Home Depot, Inc.	413,878	0.2
1,854	McDonald's Corp.	395,866	0.2
4,930	Pool Corp.	1,616,251	0.8
31,861	Service Corp. International	1,454,455	0.7
13,773	Target Corp.	2,082,615	1.0
		11,114,063	5.3

	Consumer Staples: 8.6%
37,915	Altria Group, Inc.	1,658,402	0.8
45,846	Flowers Foods, Inc.	1,121,393	0.5
24,657	General Mills, Inc.	1,576,815	0.7
10,848	Hershey Co.	1,612,447	0.8
9,656	Kimberly-Clark Corp.	1,523,331	0.7
13,925	Mondelez International, Inc.	813,499	0.4
18,721	PepsiCo, Inc.	2,622,063	1.3
28,252	Philip Morris International, Inc.	2,254,227	1.1
26,956	Procter & Gamble Co.	3,728,823	1.8
7,706	Walmart, Inc.	1,069,978	0.5
		17,980,978	8.6

	Energy: 1.9%
20,912	Chevron Corp.	1,755,144	0.9
9,658	ConocoPhillips	365,942	0.2
16,876	Kinder Morgan, Inc.	233,226	0.1
73,999	Williams Cos., Inc.	1,536,219	0.7
		3,890,531	1.9

	Financials: 8.1%
14,858	Allstate Corp.	1,381,794	0.7
5,943	Bank of New York Mellon Corp.	219,772	0.1
3,047	Erie Indemnity Co.	650,352	0.3
10,347	Hanover Insurance Group, Inc.	1,060,464	0.5
17,109	Intercontinental Exchange, Inc.	1,817,489	0.9
30,929	JPMorgan Chase & Co.	3,098,776	1.5
2,735	MarketAxess Holdings, Inc.	1,329,046	0.6
13,994	Mercury General Corp.	625,952	0.3
9,130	Nasdaq, Inc.	1,227,255	0.6
19,573	Progressive Corp.	1,860,218	0.9
5,423	S&P Global, Inc.	1,987,096	0.9
11,764	T. Rowe Price Group, Inc.	1,637,666	0.8
		16,895,880	8.1

	Health Care: 16.1%
24,518	AbbVie, Inc.	2,348,089	1.1
13,265	AmerisourceBergen Corp.	1,287,103	0.6
9,190	Amgen, Inc.	2,328,011	1.1
747	Anthem, Inc.	210,295	0.1
17,350	Baxter International, Inc.	1,510,665	0.7
744	Bio-Techne Corp.	190,062	0.1
35,938	Bristol-Myers Squibb Co.	2,235,344	1.1
26,071	Cardinal Health, Inc.	1,323,364	0.6
20,356	Cerner Corp.	1,493,520	0.7
1,727	Chemed Corp.	893,049	0.4
12,681	Eli Lilly & Co.	1,881,734	0.9
24,231	Gilead Sciences, Inc.	1,617,419	0.8
1,122	Humana, Inc.	465,821	0.2
26,567	Johnson & Johnson	4,075,643	2.0
22,452	Medtronic PLC	2,412,916	1.2
33,189	Merck & Co., Inc.	2,830,026	1.4
75,414	Pfizer, Inc.	2,849,895	1.4
7,827	Quest Diagnostics, Inc.	870,676	0.4
2,939	UnitedHealth Group, Inc.	918,584	0.4
12,380	Zoetis, Inc.	1,982,038	0.9
		33,724,254	16.1

	Industrials: 9.3%
6,434	CH Robinson Worldwide, Inc.	632,462	0.3
12,429	CSX Corp.	950,321	0.5
5,409	Expeditors International Washington, Inc.	478,102	0.2
12,694	Honeywell International, Inc.	2,101,492	1.0
5,101	Kansas City Southern	928,586	0.4
4,750	Landstar System, Inc.	632,177	0.3
4,892	Lockheed Martin Corp.	1,909,152	0.9
3,974	MSC Industrial Direct Co.	261,887	0.1
16,544	Republic Services, Inc.	1,533,960	0.7
30,509	Rollins, Inc.	1,682,266	0.8
4,755	United Parcel Service, Inc. - Class B	778,013	0.4
8,546	Verisk Analytics, Inc.	1,595,282	0.8
12,352	Waste Connections, Inc.	1,235,571	0.6
13,877	Waste Management, Inc.	1,581,978	0.8
7,255	Watsco, Inc.	1,777,402	0.9
28,547	Werner Enterprises, Inc.	1,313,447	0.6
		19,392,098	9.3

	Information Technology: 33.5%
10,019	Accenture PLC	2,403,859	1.2
20,926	Amdocs Ltd.	1,281,299	0.6
11,309	Automatic Data Processing, Inc.	1,572,969	0.8
47,457	Avnet, Inc.	1,305,542	0.6
17,305	Booz Allen Hamilton Holding Corp.	1,523,878	0.7
9,813	Broadridge Financial Solutions, Inc. ADR	1,348,306	0.7
7,212	CDW Corp.	819,644	0.4

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
54,857	Cisco Systems, Inc.	$ 2,316,062	1 .1
9,172	Citrix Systems, Inc.	1,331,774	0.6
25,701	Cognizant Technology Solutions Corp.	1,718,369	0.8
18,955	Dolby Laboratories, Inc.	1,324,007	0.6
24,180	Flir Systems, Inc.	892,242	0.4
32,471	Genpact Ltd.	1,369,627	0.7
32,558	HP, Inc.	636,509	0.3
49,685	Intel Corp.	2,531,451	1.2
13,102	International Business Machines Corp.	1,615,608	0.8
5,946	Intuit, Inc.	2,053,689	1.0
7,339	Jack Henry & Associates, Inc.	1,214,017	0.6
57,174	Juniper Networks, Inc.	1,429,350	0.7
14,528	Leidos Holdings, Inc.	1,314,639	0.6
5,127	Mastercard, Inc. - Class A	1,836,440	0.9
22,852	Maxim Integrated Products	1,563,991	0.8
17,552	MAXIMUS, Inc.	1,361,158	0.7
56,542	Microsoft Corp.	12,751,917	6.1
2,667	Monolithic Power Systems, Inc.	712,436	0.3
10,008	Motorola Solutions, Inc.	1,548,738	0.7
22,474	National Instruments Corp.	806,592	0.4
9,389	NetApp, Inc.	444,945	0.2
65,079	NortonLifeLock, Inc.	1,530,658	0.7
35,759	Oracle Corp.	2,046,130	1.0
19,129	Paychex, Inc.	1,462,795	0.7
12,704	Pegasystems, Inc.	1,632,083	0.8
21,410	Qualcomm, Inc.	2,549,931	1.2
25,946	Seagate Technology	1,245,148	0.6
62,465	Switch, Inc.	1,074,398	0.5
13,697	TE Connectivity Ltd.	1,323,130	0.6
16,048	Texas Instruments, Inc.	2,281,223	1.1
4,847	Visa, Inc. - Class A	1,027,515	0.5
47,259	Western Union Co.	1,114,840	0.5
15,028	Xilinx, Inc.	1,565,316	0.8
		69,882,225	33.5

	Materials: 4.4%
6,647	Air Products & Chemicals, Inc.	1,942,652	0.9
10,857	Aptargroup, Inc.	1,285,360	0.6
38,694	International Paper Co.	1,403,431	0.7
1,933	NewMarket Corp.	720,023	0.3
13,365	Packaging Corp. of America	1,353,073	0.7
4,522	Reliance Steel & Aluminum Co.	474,222	0.2
3,845	Sensient Technologies Corp.	212,321	0.1
27,240	Silgan Holdings, Inc.	1,036,755	0.5
13,731	Sonoco Products Co.	728,155	0.4
		9,155,992	4.4

	Real Estate: 1.7%
1,779	EastGroup Properties, Inc.	236,892	0.1
3,682	Equity Lifestyle Properties, Inc.	244,080	0.1
5,859	Essex Property Trust, Inc.	1,268,532	0.6
31,389	Geo Group, Inc./The	350,301	0.2
11,419	Life Storage, Inc.	1,203,905	0.6
1,078	Public Storage, Inc.	228,967	0.1
		3,532,677	1.7

	Utilities: 4.7%
15,787	Ameren Corp.	1,248,910	0.6
11,038	American Water Works Co., Inc.	1,560,111	0.7
20,911	Evergy, Inc.	1,112,883	0.5
31,335	Exelon Corp.	1,156,575	0.6
11,786	OGE Energy Corp.	375,502	0.2
2,595	ONE Gas, Inc.	192,341	0.1
13,439	Pinnacle West Capital Corp.	985,751	0.5
7,085	PNM Resources, Inc.	309,473	0.1
6,476	Sempra Energy	800,757	0.4
14,056	Southern Co.	733,442	0.3
31,502	Vistra Corp.	605,783	0.3
8,495	WEC Energy Group, Inc.	799,210	0.4
		9,880,738	4.7

	Total Common Stock
	(Cost $183,706,022)	207,856,036	99.5

EXCHANGE-TRADED FUNDS: 0.1%
1,295	iShares Russell 1000 ETF	252,719	0.1

	Total Exchange-Traded Funds
	(Cost $244,394)	252,719	0.1

	Total Long-Term Investments
	(Cost $183,950,416)	208,108,755	99.6

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
380,000	(1) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%
	(Cost $380,000)	380,000	0.2

	Total Short-Term Investments
	(Cost $380,000)	380,000	0.2

	Total Investments in Securities (Cost $184,330,416)	$ 208,488,755	99.8
	Assets in Excess of Other Liabilities	317,188	0.2
	Net Assets	$ 208,805,943	100.0

ADR	American Depositary Receipt
(1)	Rate shown is the 7-day yield as of August 31, 2020.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$207,856,036	$–	$–	$207,856,036
Exchange-Traded Funds	252,719	–	–	252,719
Short-Term Investments	380,000	–	–	380,000
Total Investments, at fair value	$208,488,755	$–	$–	$208,488,755

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $185,039,113.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,244,199
Gross Unrealized Depreciation	(5,794,557)
Net Unrealized Appreciation	$23,449,642